PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (UNAUDITED) (Details - PARENT COMPANY STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS)	6 Months Ended			12 Months Ended
	Sep. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2022 CNY (¥) ¥ / shares shares	Sep. 30, 2021 CNY (¥) ¥ / shares shares	Mar. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2022 CNY (¥) ¥ / shares shares	Mar. 31, 2021 CNY (¥) ¥ / shares shares
Operating expenses:
Selling	$ 21,159,480	¥ 150,228,079	¥ 86,265,281	$ 29,299,597	¥ 185,999,704	¥ 73,485,259
General and administrative expenses	6,984,283	49,587,013	51,664,591	16,952,916	107,620,500	155,334,386
Research and development expenses	17,445,718	123,861,107	124,051,209	33,272,780	211,222,263	94,387,144
Total operating expenses	45,589,481	323,676,199	261,981,081	79,525,293	504,842,467	323,206,789
Loss from operations	(2,513,065)	(17,842,255)	(56,147,276)	(18,738,959)	(118,958,663)	(125,847,737)
Other income:
Financial income, net	(2,105,613)	(14,949,434)	(352,694)	(428,064)	(2,717,433)	(29,689,927)
Total other income, net	1,025,735	7,282,515	16,745,530	2,818,339	17,891,384	(48,524,260)
Net loss	(1,566,998)	(11,125,365)	(45,091,332)	(16,698,340)	(106,004,401)	(191,826,242)
Accretion to redemption value of convertible redeemable preferred shares	10,152,855	72,083,238	65,013,751	20,582,579	130,662,326	16,610,297
Net loss attributable to YishengBio Co. Ltd	(11,719,853)	(83,208,603)	(110,105,083)	(37,280,919)	(236,666,727)	(208,436,539)
Net loss	(1,566,998)	(11,125,365)	(45,091,332)	(16,698,340)	(106,004,401)	(191,826,242)
Foreign currency translation adjustment	(23,754,747)	(168,653,952)	11,321,167	6,122,146	38,864,606	22,455,217
Total comprehensive loss	$ (25,321,745)	¥ (179,779,317)	¥ (33,770,165)	$ (10,576,194)	¥ (67,139,795)	¥ (169,371,025)
Loss per share:
Basic net income (loss) per ordinary share | (per share)	$ (0.01)	¥ (0.05)	¥ (0.18)	$ (0.07)	¥ (0.43)	¥ (0.78)
Earnings Per Share, Diluted | (per share)	$ (0.01)	¥ (0.05)	¥ (0.18)	$ (0.07)	¥ (0.43)	¥ (0.78)
Weighted average number of ordinary shares outstanding:
Weighted Average Number of Shares Outstanding, Basic	247,141,861	247,141,861	247,311,533	247,311,533	247,311,533	247,311,533
Weighted Average Number of Shares Outstanding, Diluted	247,141,861	247,141,861	247,311,533	247,311,533	247,311,533	247,311,533
Parent company | Reportable legal entities
PARENT COMPANY STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS
Equity loss of subsidiaries	$ (803,346)	¥ (5,703,582)	¥ (27,562,274)	$ (11,950,588)	¥ (75,864,722)	¥ (60,903,713)
Operating expenses:
Selling | ¥						54,278
General and administrative expenses	895,265	6,356,204	17,037,618	4,596,304	29,178,255	104,562,058
Research and development expenses	(131,605)	(934,367)	492,764	155,718	988,531	4,352,356
Total operating expenses	763,660	5,421,837	17,530,382	4,752,022	30,166,786	108,968,692
Loss from operations	(1,567,006)	(11,125,419)	(45,092,656)	(16,702,610)	(106,031,508)	(169,872,405)
Other income:
Financial income, net	8	54	1,324	4,270	27,107	(21,953,837)
Total other income, net	8	54	1,324	4,270	27,107	(21,953,837)
Net loss	(1,566,998)	(11,125,365)	(45,091,332)	(16,698,340)	(106,004,401)	(191,826,242)
Accretion to redemption value of convertible redeemable preferred shares	(10,152,855)	(72,083,238)	(65,013,751)	(20,582,579)	(130,662,326)	(16,610,297)
Net loss attributable to YishengBio Co. Ltd	(11,719,853)	(83,208,603)	(110,105,083)	(37,280,919)	(236,666,727)	(208,436,538)
Net loss	(1,566,998)	(11,125,365)	(45,091,332)	(16,698,340)	(106,004,401)	(191,826,242)
Foreign currency translation adjustment	(23,754,747)	(168,653,952)	11,321,167	6,122,146	38,864,607	22,455,217
Total comprehensive loss	$ (25,321,745)	¥ (179,779,317)	¥ (33,770,165)	$ (10,576,194)	¥ (67,139,794)	¥ (169,371,025)
Loss per share:
Basic net income (loss) per ordinary share | (per share)	$ (0.01)	¥ (0.04)	¥ (0.18)	$ (0.07)	¥ (0.43)	¥ (0.78)
Earnings Per Share, Diluted | (per share)	$ (0.01)	¥ (0.04)	¥ (0.18)	$ (0.07)	¥ (0.43)	¥ (0.78)
Weighted average number of ordinary shares outstanding:
Weighted Average Number of Shares Outstanding, Basic	247,311,533	247,311,533	247,311,533	247,311,533	247,311,533	247,311,533
Weighted Average Number of Shares Outstanding, Diluted	247,311,533	247,311,533	247,311,533	247,311,533	247,311,533	247,311,533